Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Line Items]
Subtotal	€ 648,194	€ 701,314
Less accumulated amortization	(140,475)	(50,857)
Net	507,719	650,457
Arena [Member]
Schedule of Right-of-Use Assets [Line Items]
Subtotal	494,352	500,277
Flats and houses [Member]
Schedule of Right-of-Use Assets [Line Items]
Subtotal	€ 153,842	€ 201,037